UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN ETF TRUST

Statement of Investments, December 31, 2018 (unaudited)
Franklin Liberty Short Duration U.S. Government ETF

	Principal
	Amount	Value

U.S. Government and Agency Securities 29.6%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$47,659	$46,703
Federal Farm Credit Banks, 2.07%, 1/04/21	3,000,000	2,973,069
FHLB, 1.375%, 6/12/20	1,400,000	1,375,907
FHLMC, 2.375%, 1/13/22	1,000,000	996,631
FICO, D-P, Strip, 9/26/19	1,585,000	1,552,908
FNMA, 2.625%, 9/06/24	350,000	349,028
FNMA, 6.625%, 11/15/30	250,000	335,632
FNMA, 7.125%, 1/15/30	250,000	344,729
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,232,087
Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,687,383
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 2.937%, (3-Month USD LIBOR +
0.23%), 2/28/25	1,080,019	1,076,102
Overseas Private Investment Corp.,
4.01%, 5/15/30	1,860,000	1,958,691
A, zero cpn. 11/15/20	225,000	278,337
Petroleos Mexicanos, 2.378%, 4/15/25	910,000	898,833
Private Export Funding Corp.,
secured note, 4.30%, 12/15/21	1,500,000	1,567,760
secured note, LL, 2.25%, 3/15/20	1,600,000	1,592,347
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,538,356
Reliance Industries Ltd., 2.512%, 1/15/26	1,406,250	1,391,125
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	840,501
Tayarra Ltd., 3.628%, 2/15/22	575,146	582,792
Tunisia Government Agency for International Development Bonds, 1.416%, 8/05/21	3,038,000	2,959,620
U.S. Treasury Note,
1.25%, 1/31/20	600,000	591,384
1.375%, 5/31/20	2,000,000	1,967,880
1.375%, 8/31/20	1,500,000	1,471,874
1.375%, 10/31/20	1,500,000	1,469,640
1.50%, 4/15/20	1,500,000	1,480,145
1.50%, 7/15/20	2,000,000	1,968,885
1.625%, 11/30/20	1,500,000	1,475,346
2.125%, 8/31/20	2,000,000	1,986,910
2.125%, 9/30/21	2,000,000	1,981,292
2.25%, 2/15/21	2,600,000	2,585,977
2.25%, 7/31/21	1,500,000	1,491,864
2.625%, 11/15/20	2,000,000	2,003,828
2.625%, 5/15/21	2,000,000	2,006,539
2.875%, 10/15/21	1,000,000	1,010,615
[b]Index Linked, 0.125%, 7/15/24	2,449,408	2,349,797
[b]Index Linked, 0.25%, 1/15/25	800,715	767,092
[b]Index Linked, 0.625%, 7/15/21	2,243,920	2,219,958
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,035
Zarapito Leasing LLC, 2.628%, 11/12/26	2,100,241	2,088,197
Total U.S. Government and Agency Securities (Cost $56,900,157)		56,615,799

Mortgage-Backed Securities 72.9%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 31.6%
FHLMC, 2.537%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,431,294	1,430,883
FHLMC, 2.567%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	1,499,943	1,489,841
FHLMC, 2.577%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,499,469	1,498,897

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.597%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	$1,474,004	$1,478,382
FHLMC, 2.637%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	2,000,000	1,985,808
FHLMC, 2.647%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	197,774	196,426
FHLMC, 2.661%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,999,188	1,991,407
FHLMC, 2.677%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,650,866	1,642,626
FHLMC, 2.687%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,648,744	1,640,455
FHLMC, 2.687%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	2,284,962	2,269,925
FHLMC, 2.697%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,642,197	1,634,647
FHLMC, 2.707%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	1,706,627	1,699,199
FHLMC, 2.707%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,135,965	1,130,975
FHLMC, 2.717%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	1,688,636	1,681,650
FHLMC, 2.717%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	1,515,465	1,507,154
FHLMC, 2.727%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	223,288	222,857
FHLMC, 2.727%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	691,029	690,053
FHLMC, 2.767%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,778,582	1,772,717
FHLMC, 2.767%, (1-Month USD LIBOR +/- MBS Margin), 9/25/28	1,500,000	1,500,617
FHLMC, 2.857%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,000,000	1,998,310
FHLMC, 2.906%, (1-Month USD LIBOR +/- MBS Margin), 7/25/28	1,500,000	1,493,148
FHLMC, 2.997%, (1-Month USD LIBOR +/- MBS Margin), 9/25/25	693,837	694,573
FHLMC, 3.10%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	114,170	119,339
FHLMC, 3.109%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	47,878	49,985
FHLMC, 3.296%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	339,078	350,481
FHLMC, 3.332%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	299,074	314,111
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	10,389	10,880
FHLMC, 3.422%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	186,315	196,199
FHLMC, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	99,297	103,148
FHLMC, 3.427%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	88,560	92,426
FHLMC, 3.429%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	10,311	10,852
FHLMC, 3.431%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	74,630	78,672
FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	19,183	20,054
FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	42,708	44,614
FHLMC, 3.443%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,473	3,630
FHLMC, 3.445%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	24,709	25,830
FHLMC, 3.465%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	184,806	194,485
FHLMC, 3.466%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	35,920	37,615
FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	153,178	160,650
FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	221,529	232,569
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	21,530	22,661
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	25,442	26,774
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	121,792	127,946
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	52,972	55,750
FHLMC, 3.508%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	6,260	6,355
FHLMC, 3.521%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	16,314	17,169
FHLMC, 3.555%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	22,066	23,075
FHLMC, 3.557%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	96,782	101,263
FHLMC, 3.573%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	91,898	96,037
FHLMC, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	18,361	19,271
FHLMC, 3.578%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	203	206
FHLMC, 3.594%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	31,593	33,305
FHLMC, 3.599%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	257,383	269,827
FHLMC, 3.615%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	119,782	122,122
FHLMC, 3.618%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	647,438	678,539
FHLMC, 3.634%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	35,935	37,627

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.636%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	$371,916	$388,740
FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	228,497	238,526
FHLMC, 3.652%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	13,205	13,826
FHLMC, 3.655%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	44,594	47,130
FHLMC, 3.657%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	184,542	196,935
FHLMC, 3.659%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	81,113	85,624
FHLMC, 3.664%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,370	1,377
FHLMC, 3.671%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	12,430	13,083
FHLMC, 3.681%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,287,943	1,352,249
FHLMC, 3.682%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	983	1,030
FHLMC, 3.685%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	98,390	103,562
FHLMC, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	262,932	272,896
FHLMC, 3.693%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	370,428	390,054
FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	378,297	396,752
FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,782	5,011
FHLMC, 3.698%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	193,871	205,121
FHLMC, 3.701%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	630,124	661,087
FHLMC, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	65,099	67,982
FHLMC, 3.715%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	570,676	600,073
FHLMC, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	644,843	678,533
FHLMC, 3.722%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,459,416	1,528,059
FHLMC, 3.732%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	295,828	313,407
FHLMC, 3.734%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	45,693	47,872
FHLMC, 3.749%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	519,212	545,482
FHLMC, 3.753%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	25,503	26,968
FHLMC, 3.758%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	676,635	708,050
FHLMC, 3.763%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,164	1,226
FHLMC, 3.769%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	200,403	209,833
FHLMC, 3.773%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	395,204	413,328
FHLMC, 3.80%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	23,038	24,297
FHLMC, 3.806%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	21,869	22,975
FHLMC, 3.81%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	79,689	83,811
FHLMC, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,567,870	1,644,470
FHLMC, 3.817%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	368,335	390,605
FHLMC, 3.822%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	706,277	740,590
FHLMC, 3.824%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	216,707	224,681
FHLMC, 3.826%, (12-Month USD LIBOR +/- MBS Margin), 8/01/41	774,285	809,693
FHLMC, 3.839%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,552	2,674
FHLMC, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	73,668	77,329
FHLMC, 3.849%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	210,844	221,163
FHLMC, 3.857%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	170,629	181,034
FHLMC, 3.867%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	589,587	618,598
FHLMC, 3.871%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	81,025	85,473
FHLMC, 3.892%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	1,031,439	1,082,084
FHLMC, 3.904%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	33,918	35,390
FHLMC, 3.932%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	49,919	52,815
FHLMC, 3.947%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	7,885	8,257
FHLMC, 3.955%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	12,488	13,071
FHLMC, 3.962%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	83,188	88,123
FHLMC, 4.006%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	933,737	970,951
FHLMC, 4.012%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	118,099	124,548
FHLMC, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,272	3,372
FHLMC, 4.084%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	4,556	4,689

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.104%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	$993,027	$1,040,081
FHLMC, 4.146%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	26,027	27,496
FHLMC, 4.168%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	7,453	7,847
FHLMC, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	346,010	366,684
FHLMC, 4.181%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,841,674	2,985,092
FHLMC, 4.192%, (12-Month USD LIBOR +/- MBS Margin), 12/01/38	1,009,332	1,059,650
FHLMC, 4.207%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	2,319,636	2,425,556
FHLMC, 4.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	55,199	58,065
FHLMC, 4.256%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	14,043	14,654
FHLMC, 4.275%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	5,835	6,117
FHLMC, 5.496%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,503	1,495
		60,351,263

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 12.4%
FHLMC, 2.396%, 6/25/22	1,500,000	1,478,319
FHLMC, 2.51%, 11/25/22	1,585,000	1,562,655
FHLMC, 2.573%, 9/25/22	1,008,000	997,315
FHLMC, 2.637%, 1/25/23	915,000	905,406
FHLMC, 3.06%, 7/25/23	1,590,000	1,598,087
FHLMC, 3.25%, 4/25/23	1,200,000	1,214,617
FHLMC, 3.30%, 4/25/23	1,250,000	1,269,297
FHLMC, 3.31%, 5/25/23	1,600,000	1,624,657
FHLMC, 3.32%, 2/25/23	1,250,000	1,268,714
FHLMC, 3.458%, 8/25/23	1,562,000	1,594,638
FHLMC, 3.481%, 4/25/24	1,989,745	2,031,729
FHLMC, 3.49%, 1/25/24	1,500,000	1,535,561
FHLMC, 3.527%, 10/25/23	2,000,000	2,048,618
FHLMC, 3.531%, 7/25/23	1,500,000	1,536,253
[d] FHLMC, 4.00%, 1/15/44	3,000,000	3,058,523
		23,724,389

[c] Federal National Mortgage Association (FNMA) Adjustable Rate 21.9%
FNMA, 2.691%, (11th District COF +/- MBS Margin), 8/01/29	34,813	34,729
FNMA, 2.702%, (11th District COF +/- MBS Margin), 8/01/37	1,135,338	1,147,448
FNMA, 2.901%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	1,023	1,044
FNMA, 2.952%, (1 Year CMT +/- MBS Margin), 1/01/31	21,892	21,560
FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 6/01/40	71,472	73,530
FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 11/01/40	22,683	22,804
FNMA, 2.976%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	181	183
FNMA, 3.118%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	66,405	68,427
FNMA, 3.181%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	6,017	6,120
FNMA, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	112,507	116,907
FNMA, 3.215%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	2,658	2,709
FNMA, 3.228%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	27,839	28,721
FNMA, 3.23%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	25,865	26,988
FNMA, 3.23%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	6,398	6,579
FNMA, 3.266%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,948	2,978
FNMA, 3.271%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,919	4,072
FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	11,169	11,533
FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	7,848	8,207
FNMA, 3.322%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	34,400	35,725
FNMA, 3.328%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	144,877	153,186
FNMA, 3.35%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	145,952	152,868

libertyshares.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.358%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	$114,557	$120,414
FNMA, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	35,608	37,068
FNMA, 3.362%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,252	2,345
FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	12,229	12,775
FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	31,265	32,572
FNMA, 3.38%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,139	5,213
FNMA, 3.389%, (1 Year CMT +/- MBS Margin), 11/01/35	35,263	35,922
FNMA, 3.39%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	12,544	13,105
FNMA, 3.393%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	190,224	196,621
FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	10,378	10,846
FNMA, 3.402%, (1 Year CMT +/- MBS Margin), 10/01/35	283,397	288,663
FNMA, 3.409%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	968	1,001
FNMA, 3.423%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	247,818	260,131
FNMA, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	418,137	437,280
FNMA, 3.434%, (1 Year CMT +/- MBS Margin), 11/01/35	47,101	48,034
FNMA, 3.44%, (6-Month US T-Bill +/- MBS Margin), 1/01/20	12	12
FNMA, 3.44%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	57,325	59,885
FNMA, 3.445%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	23,911	24,694
FNMA, 3.447%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,289	6,512
FNMA, 3.451%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,382	2,466
FNMA, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	38,965	40,386
FNMA, 3.456%, (1 Year CMT +/- MBS Margin), 11/01/35	43,330	44,356
FNMA, 3.464%, (1 Year CMT +/- MBS Margin), 11/01/35	140,110	143,161
FNMA, 3.469%, (1 Year CMT +/- MBS Margin), 11/01/35	328,087	335,091
FNMA, 3.47%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	83,724	87,306
FNMA, 3.471%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	24,976	26,158
FNMA, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	20,251	20,743
FNMA, 3.476%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	228,327	235,360
FNMA, 3.478%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	16,475	17,028
FNMA, 3.481%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	113,827	119,511
FNMA, 3.483%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	79,138	82,700
FNMA, 3.485%, (1 Year CMT +/- MBS Margin), 11/01/35	43,261	45,105
FNMA, 3.494%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	107,494	111,830
FNMA, 3.494%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	5,806	6,007
FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	57,953	61,181
FNMA, 3.505%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	6,502	6,820
FNMA, 3.514%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	31,844	33,198
FNMA, 3.516%, (1 Year CMT +/- MBS Margin), 11/01/35	98,323	100,673
FNMA, 3.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	12,040	12,532
FNMA, 3.518%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,927	1,990
FNMA, 3.519%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	8,136	8,481
FNMA, 3.519%, (1 Year CMT +/- MBS Margin), 11/01/35	51,572	52,750
FNMA, 3.524%, (1 Year CMT +/- MBS Margin), 11/01/35	50,721	51,999
FNMA, 3.525%, (1 Year CMT +/- MBS Margin), 10/01/35	756,262	775,015
FNMA, 3.528%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	21,427	22,497
FNMA, 3.532%, (1 Year CMT +/- MBS Margin), 11/01/35	204,412	209,451
FNMA, 3.536%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	2,360	2,415
FNMA, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	3,749	3,979
FNMA, 3.54%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	869,756	899,279
FNMA, 3.542%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	13,017	13,611
FNMA, 3.546%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	81,434	86,052
FNMA, 3.547%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	8,588	8,807
FNMA, 3.558%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	10,254	10,947

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.564%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	$235,660	$245,890
FNMA, 3.568%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	55,632	58,126
FNMA, 3.589%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	70,137	73,776
FNMA, 3.592%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	215,257	224,802
FNMA, 3.598%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	131,463	137,300
FNMA, 3.604%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	91,795	96,501
FNMA, 3.608%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	2,456	2,572
FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	178,581	186,775
FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	203,368	213,555
FNMA, 3.617%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	392,970	409,742
FNMA, 3.618%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	107,520	113,039
FNMA, 3.62%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,317	1,384
FNMA, 3.632%, (11th District COF +/- MBS Margin), 10/01/27	421	415
FNMA, 3.636%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	2,116	2,176
FNMA, 3.637%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	270,248	282,685
FNMA, 3.644%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	12,126	12,603
FNMA, 3.66%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,904	1,975
FNMA, 3.674%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	846,453	882,737
FNMA, 3.677%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	125,751	132,338
FNMA, 3.687%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	32,756	33,899
FNMA, 3.687%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	854,495	895,262
FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	54,792	57,824
FNMA, 3.695%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	460,986	474,704
FNMA, 3.695%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	553,562	579,698
FNMA, 3.696%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	46,096	47,684
FNMA, 3.697%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	4,655	4,868
FNMA, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	88,964	93,467
FNMA, 3.706%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	18,952	19,903
FNMA, 3.709%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	13,258	13,929
FNMA, 3.711%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,433	7,697
FNMA, 3.717%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,153,984	2,268,616
FNMA, 3.721%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	467,371	488,395
FNMA, 3.728%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	236,415	249,186
FNMA, 3.729%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	13,073	13,681
FNMA, 3.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	53,779	56,695
FNMA, 3.735%, (12-Month USD LIBOR +/- MBS Margin), 12/01/43	2,113,001	2,213,944
FNMA, 3.74%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	199,959	209,362
FNMA, 3.751%, (1 Year CMT +/- MBS Margin), 5/01/36	109,184	112,947
FNMA, 3.751%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	76,553	80,906
FNMA, 3.756%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	1,364,746	1,439,653
FNMA, 3.757%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	165,421	172,201
FNMA, 3.763%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	141,019	147,641
FNMA, 3.768%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	7,253	7,324
FNMA, 3.781%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	535,403	563,921
FNMA, 3.782%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	237,558	249,169
FNMA, 3.784%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	13,053	13,680
FNMA, 3.787%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	56,195	59,248
FNMA, 3.789%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	43,236	44,705
FNMA, 3.796%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	63,475	66,455
FNMA, 3.80%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	291,180	305,491
FNMA, 3.805%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	3,325	3,431
FNMA, 3.808%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	319,292	335,169
FNMA, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	412,427	424,455

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	$8,098	$8,384
FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	9,405	9,803
FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	49,855	52,676
FNMA, 3.834%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	697,910	736,394
FNMA, 3.836%, (1 Year CMT +/- MBS Margin), 10/01/36	105,419	109,243
FNMA, 3.838%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	33,386	35,421
FNMA, 3.839%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	2,161,942	2,261,332
FNMA, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	43,271	45,526
FNMA, 3.84%, (1 Year CMT +/- MBS Margin), 9/01/36	88,254	91,539
FNMA, 3.844%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,194,726	2,300,850
FNMA, 3.849%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	6,374	6,572
FNMA, 3.851%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	160,542	169,370
FNMA, 3.852%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	529,504	554,398
FNMA, 3.857%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	14,603	15,251
FNMA, 3.86%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	162,711	171,611
FNMA, 3.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	85,413	90,284
FNMA, 3.865%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,578,497	1,662,794
FNMA, 3.866%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	9,068	9,399
FNMA, 3.871%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	11,340	11,689
FNMA, 3.895%, (12-Month USD LIBOR +/- MBS Margin), 3/01/40	1,365,676	1,441,917
FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	320,325	337,156
FNMA, 3.903%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	6,077	6,273
FNMA, 3.903%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	38,056	39,830
FNMA, 3.907%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	224,242	234,622
FNMA, 3.925%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,616	8,766
FNMA, 3.929%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	30,875	32,430
FNMA, 3.937%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	245,563	253,612
FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	83,467	88,338
FNMA, 3.976%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,429	2,493
FNMA, 3.984%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	130,269	136,241
FNMA, 4.003%, (12-Month USD LIBOR +/- MBS Margin), 10/01/38	1,573,501	1,655,416
FNMA, 4.004%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	16,330	16,855
FNMA, 4.006%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	169,615	177,412
FNMA, 4.013%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,755,463	1,849,184
FNMA, 4.023%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	324,047	338,369
FNMA, 4.033%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	118,630	124,079
FNMA, 4.038%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	456,904	477,629
FNMA, 4.04%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	17,351	18,088
FNMA, 4.045%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	18,326	18,960
FNMA, 4.057%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	67,819	70,015
FNMA, 4.067%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	80,076	84,326
FNMA, 4.094%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,671	16,468
FNMA, 4.108%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,269	1,328
FNMA, 4.115%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	2,119,005	2,211,525
FNMA, 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	7,626	7,942
FNMA, 4.136%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	204,847	215,389
FNMA, 4.15%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,265	1,282
FNMA, 4.155%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	87,793	92,072
FNMA, 4.189%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	260,794	272,432
FNMA, 4.193%, (11th District COF +/- MBS Margin), 8/01/28	25,819	26,921
FNMA, 4.208%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	49,485	52,066
FNMA, 4.215%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	9,588	10,199
FNMA, 4.24%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,763	9,020

libertyshares.com

Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	$64,640	$68,351
FNMA, 4.288%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	55,903	59,077
FNMA, 4.337%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	56,097	59,003
FNMA, 4.392%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	531,178	557,129
FNMA, 4.399%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	32,763	35,193
FNMA, 4.465%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	38,770	40,655
FNMA, 4.48%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	195,595	205,101
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	107,353	107,544
FNMA, 5.375%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	519	537
		41,835,678

Federal National Mortgage Association (FNMA) Fixed Rate 4.2%
FNMA, 3.00%, 2/01/32	3,314,126	3,310,303
FNMA, 3.00%, 1/01/33	1,869,414	1,866,902
[d]FNMA, 3.50%, 1/15/30	1,500,000	1,518,413
[d]FNMA, 4.00%, 1/15/45	1,250,000	1,274,733
		7,970,351

Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA, 3.50%, 10/20/47	3,035,263	3,058,327
[d] GNMA, 4.50%, 1/15/44	1,250,000	1,293,664
GNMA, 4.50%, 11/20/48	998,036	1,034,159
		5,386,150

Total Mortgage-Backed Securities (Cost $140,685,700)		139,267,831
Total Investments before Short Term Investments
(Cost $197,585,857)		195,883,630

	Shares

Short Term Investments (Cost $1,407,305) 0.7%

Money Market Funds 0.7%
[e,f]Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,407,305	1,407,305
Total Investments (Cost $198,993,162) 103.2%		197,290,935
Other Assets, less Liabilities (3.2)%		(6,104,587)
Net Assets 100.0%		$191,186,348

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.
bPrincipal amount of security is adjusted for inflation.
cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
dSecurity purchased on a to-be-announced (TBA) basis.
eThe rate shown is the annualized seven-day effective yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.

libertyshares.com Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

At December 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Value*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	43	$9,129,438	3/29/19	$54,318
U.S. Treasury 5 Yr. Note	Short	117	13,418,437	3/29/19	(207,042)
U.S. Treasury 10 Yr. Note	Short	77	9,395,203	3/20/19	(213,746)
U.S. Treasury Long Bond	Short	6	876,000	3/20/19	(22,140)
U.S. Treasury Ultra 10 Yr. Bond	Short	17	2,211,328	3/20/19	(56,980)
Total Futures Contracts					$(445,590)

*As of period end.

Abbreviations
Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

libertyshares.com                                                                                                          Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one Fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change
	Shares Held			Shares Held	Value at			in Unrealized
	at Beginning	Gross	Gross	at End	End of	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 1.99%	444,815	82,630,884	(81,668,394)	1,407,305	$1,407,305	$33,438	$ -	$ -

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments

· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

· Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$56,615,799	$-	$56,615,799
Mortgage-Backed Securities	-	139,267,831	-	139,267,831
Short Term Investments	1,407,305	-	-	1,407,305
Total Investments in Securities	$1,407,305	$195,883,630	$-	$197,290,935
Other Financial Instruments:
Futures Contracts	$54,318	$-	$-	$54,318

Liabilities:
Other Financial Instruments:
Futures Contracts	$499,908	$-	$-	$499,908

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2019

By /s/GASTON GARDEY________

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2019